Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 52.1%

Communication Services - 8.3%
Entertainment - 3.3%
Activision Blizzard, Inc.[1]	72,790	$4,256,759
Electronic Arts, Inc.*[1]	32,680	3,526,826
Nexon Co. Ltd. (Japan)*	580,900	7,867,090
Sea Ltd. - ADR (Taiwan)*	7,490	338,848

		15,989,523

Interactive Media & Services - 4.4%
Alphabet, Inc. - Class A*[1]	2,480	3,553,294
Alphabet, Inc. - Class C*	2,480	3,556,890
Auto Trader Group plc (United Kingdom)[2]	12,780	94,301
Facebook, Inc. - Class A*	44,670	9,019,320
Tencent Holdings Ltd. - Class H (China)	111,445	5,314,835

		21,538,640

Media - 0.6%
Quebecor, Inc. - Class B (Canada)	60,140	1,492,366
Shaw Communications, Inc. - Class B (Canada)	78,155	1,527,194
ViacomCBS, Inc. - Class B	601	20,512

		3,040,072

Total Communication Services		40,568,235

Consumer Discretionary - 6.0%
Distributors - 0.0%##
Genuine Parts Co.	444	41,545

Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.	660	71,148
Restaurant Brands International, Inc. (Canada)	7,330	447,203
Wyndham Hotels & Resorts, Inc.	1,170	66,889

		585,240

Household Durables - 1.1%
Sony Corp. - ADR (Japan)	68,420	4,801,716
Sony Corp. (Japan)	5,900	412,569

		5,214,285

Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. - ADR (China)*	13,290	2,745,581
Amazon.com, Inc.*	2,610	5,242,759
Booking Holdings, Inc.*	1,180	2,160,049
Farfetch Ltd. - Class A (United Kingdom)*	9,700	118,340
Meituan Dianping - Class B (China)*	7,800	98,747

		10,365,476

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.5%
B&M European Value Retail S.A. (United Kingdom)	55,985	$268,446
Dollar Tree, Inc.*	27,210	2,369,175
Kohl’s Corp.	484	20,691

		2,658,312

Specialty Retail - 1.0%
Best Buy Co., Inc.	687	58,182
The Gap, Inc.	1,197	20,840
The Home Depot, Inc.	1,260	287,406
Industria de Diseno Textil S.A. (Spain)	128,015	4,304,784

		4,671,212

Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc.*	23,139	5,539,245
VF Corp.	757	62,808

		5,602,053

Total Consumer Discretionary		29,138,123

Consumer Staples - 7.7%
Beverages - 3.9%
Ambev S.A. - ADR (Brazil)	302,083	1,256,665
Anheuser-Busch InBev S.A./N.V. (Belgium)	66,039	4,982,001
The Coca-Cola Co.	88,460	5,166,064
Diageo plc (United Kingdom)	68,766	2,719,218
Molson Coors Beverage Co. - Class B	506	28,123
PepsiCo, Inc.	34,280	4,868,446

		19,020,517

Food & Staples Retailing - 0.1%
The Kroger Co.	1,384	37,174
Sysco Corp.	1,045	85,836
Walgreens Boots Alliance, Inc.	1,523	77,445
Walmart, Inc.	2,993	342,669

		543,124

Food Products - 2.4%
Archer-Daniels-Midland Co.	958	42,880
Conagra Brands, Inc.	934	30,747
Danone S.A. (France)	5,938	475,187
General Mills, Inc.	1,324	69,139
The Hershey Co.	477	74,016
The J.M. Smucker Co.	319	33,052
Kellogg Co.	740	50,475
Mondelez International, Inc. - Class A	94,337	5,413,057
Nestle S.A. (Switzerland)	50,961	5,620,626

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc. - Class A	578	$47,760

		11,856,939

Household Products - 0.1%
Colgate-Palmolive Co.	1,484	109,490
Kimberly-Clark Corp.	673	96,401

		205,891

Personal Products - 1.1%
Beiersdorf AG (Germany)	2,625	298,114
Unilever plc - ADR (United Kingdom)	85,563	5,114,101

		5,412,215

Tobacco - 0.1%
British American Tobacco plc - ADR (United Kingdom)	4,730	208,356

Total Consumer Staples		37,247,042

Energy - 1.8%
Energy Equipment & Services - 1.7%
Baker Hughes Co.	1,642	35,566
Core Laboratories N.V.	5,945	208,848
The Drilling Co. of 1972 A/S (Denmark)*	2,975	166,032
Halliburton Co.	108,376	2,363,681
Oceaneering International, Inc.*	133,000	1,650,530
Schlumberger Ltd.	94,726	3,174,268
Transocean Ltd.*	127,930	583,361

		8,182,286

Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)	31,956	257,885
Chevron Corp.	1,610	172,495
Marathon Petroleum Corp.	1,368	74,556
Occidental Petroleum Corp.	1,039	41,269
Phillips 66	672	61,401
Valero Energy Corp.	840	70,820

		678,426

Total Energy		8,860,712

Financials - 4.8%
Banks - 0.4%
Bank of America Corp.	6,856	225,082
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	8,135	270,245
Citigroup, Inc.	1,938	144,207
Fifth Third Bancorp	1,665	47,369
FinecoBank Banca Fineco S.p.A. (Italy)	33,750	394,896
JPMorgan Chase & Co.	2,686	355,519

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
KeyCorp	2,255	$42,191
Regions Financial Corp.	2,019	31,436
Truist Financial Corp.	2,197	113,299
U.S. Bancorp	2,490	132,518
Wells Fargo & Co.	5,308	249,158

		2,005,920

Capital Markets - 3.0%
BlackRock, Inc.	2,400	1,265,640
Cboe Global Markets, Inc.	20,450	2,519,849
CME Group, Inc.	11,990	2,603,149
Deutsche Boerse AG (Germany)	2,850	462,623
Intercontinental Exchange, Inc.	26,310	2,624,159
Julius Baer Group Ltd. (Switzerland)	4,865	243,093
Moody’s Corp.	10,200	2,619,258
S&P Global, Inc.	8,270	2,429,147

		14,766,918

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. - Class B*	26,900	6,037,167

Insurance - 0.1%
Admiral Group plc (United Kingdom)	14,785	440,171
The Allstate Corp.	508	60,218
Chubb Ltd.	558	84,810
The Hartford Financial Services Group, Inc.	676	40,073
The Travelers Companies, Inc.	386	50,805

		676,077

Total Financials		23,486,082

Health Care - 9.0%
Biotechnology - 1.6%
AbbVie, Inc.	2,136	173,059
Amgen, Inc.	937	202,439
BioMarin Pharmaceutical, Inc.*	36,580	3,054,430
Gilead Sciences, Inc.	2,126	134,363
Incyte Corp.*	18,380	1,343,027
Seattle Genetics, Inc.*	13,580	1,471,936
Vertex Pharmaceuticals, Inc.*	7,140	1,621,137

		8,000,391

Health Care Equipment & Supplies - 2.4%
Alcon, Inc. (Switzerland)*	46,706	2,752,852
Getinge AB - Class B (Sweden)	13,450	229,057
Medtronic plc	70,758	8,168,304
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H (China)	264,000	314,808

		11,465,021

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 0.0%##
CVS Health Corp.	1,944	$131,842
Quest Diagnostics, Inc.	335	37,074

		168,916

Life Sciences Tools & Services - 0.2%
Gerresheimer AG (Germany)	3,840	304,289
QIAGEN N.V.*	5,642	190,587
QIAGEN N.V.*	9,344	312,098

		806,974

Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	2,417	152,150
Johnson & Johnson[1]	52,604	7,831,157
Merck & Co., Inc.	21,061	1,799,452
Merck KGaA (Germany)	40,380	5,177,924
Novartis AG - ADR (Switzerland)	84,630	7,998,381
Perrigo Co. plc	5,830	332,543
Pfizer, Inc.	6,658	247,944

		23,539,551

Total Health Care		43,980,853

Industrials - 1.9%
Aerospace & Defense - 0.2%
BAE Systems plc (United Kingdom)	61,980	515,237
The Boeing Co.	648	206,239
General Dynamics Corp.	379	66,492
Lockheed Martin Corp.	399	170,820
United Technologies Corp.	1,151	172,880

		1,131,668

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	445	32,138
United Parcel Service, Inc. - Class B	1,442	149,276

		181,414

Airlines - 1.1%
easyJet plc (United Kingdom)	146,835	2,695,379
Ryanair Holdings plc - ADR (Ireland)*	30,806	2,668,108

		5,363,487

Building Products - 0.0%##
Johnson Controls International plc	1,675	66,079

Commercial Services & Supplies - 0.0%##
Waste Management, Inc.	797	96,995

Electrical Equipment - 0.1%
Eaton Corp. plc	888	83,889
Emerson Electric Co.	1,222	87,532

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Rockwell Automation, Inc.	203	$38,907

		210,328

Industrial Conglomerates - 0.1%
3M Co.	869	137,876
Honeywell International, Inc.	964	166,984

		304,860

Machinery - 0.2%
Caterpillar, Inc.	801	105,211
Cummins, Inc.	378	60,469
FANUC Corp. (Japan)	800	145,704
Illinois Tool Works, Inc.	538	94,139
The Weir Group plc (United Kingdom)	19,750	350,488

		756,011

Road & Rail - 0.0%##
Union Pacific Corp.	963	172,781

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	3,314	171,500
Fastenal Co.	1,424	49,669

		221,169

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	26,800	203,955
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	1,695	209,638
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	1,070	206,285

		619,878

Total Industrials		9,124,670

Information Technology - 8.4%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	4,616	212,198

Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	900	302,541

IT Services - 3.6%
International Business Machines Corp.	1,266	181,962
InterXion Holding N.V (Netherlands)*	3,660	318,530
Keywords Studios plc (Ireland)	4,956	80,414
Mastercard, Inc. - Class A	24,130	7,623,632
PayPal Holdings, Inc.*	22,110	2,518,108
Visa, Inc. - Class A	34,460	6,856,506

		17,579,152

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	1,307	$75,793
Broadcom, Inc.	479	146,172
Intel Corp.	5,109	326,618
KLA Corp.	389	64,473
Lam Research Corp.	223	66,501
Maxim Integrated Products, Inc.	643	38,657
Micron Technology, Inc.*	125,300	6,652,177
NVIDIA Corp.	19,270	4,556,006
Texas Instruments, Inc.	1,343	162,033

		12,088,430

Software - 2.2%
Microsoft Corp.	30,710	5,227,763
ServiceNow, Inc.*[1]	15,740	5,323,740

		10,551,503

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	491	26,219
Western Digital Corp.	638	41,789

		68,008

Total Information Technology		40,801,832

Materials - 0.6%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)	2,935	276,970
Dow, Inc.	1,085	49,986
Eastman Chemical Co.	434	30,931
LyondellBasell Industries N.V. - Class A	809	62,989

		420,876

Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	153,490	2,399,049
International Paper Co.	780	31,762

		2,430,811

Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	9,895	77,461
Lundin Mining Corp. (Chile)	16,515	86,606
Nucor Corp.	859	40,794

		204,861

Total Materials		3,056,548

Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITS) - 3.6%
Acadia Realty Trust	3,140	77,935
Agree Realty Corp.	1,025	77,828
Alexandria Real Estate Equities, Inc.	385	62,832

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	2,725	$124,996
American Homes 4 Rent - Class A	8,560	233,945
American Tower Corp.	10,290	2,384,605
Americold Realty Trust	6,490	223,710
Apartment Investment & Management Co. - Class A	4,491	236,721
AvalonBay Communities, Inc.	1,590	344,537
Boston Properties, Inc.	1,746	250,289
Brandywine Realty Trust	13,435	209,855
BSR Real Estate Investment Trust (Canada)	4,140	50,591
Camden Property Trust	2,085	234,417
Community Healthcare Trust, Inc.	3,540	166,982
Cousins Properties, Inc.	5,982	244,843
Crown Castle International Corp.	1,155	173,065
Digital Realty Trust, Inc.	1,320	162,347
Douglas Emmett, Inc.	4,145	172,017
Equinix, Inc.	6,565	3,871,577
Equity LifeStyle Properties, Inc.	1,470	106,942
Equity Residential	2,270	188,592
Essential Properties Realty Trust, Inc.	5,220	144,124
Essex Property Trust, Inc.	452	140,012
Extra Space Storage, Inc.	540	59,767
Federal Realty Investment Trust	385	48,133
First Industrial Realty Trust, Inc.	1,910	81,557
Getty Realty Corp.	2,200	69,344
Healthcare Realty Trust, Inc.	4,390	158,303
Healthcare Trust of America, Inc. - Class A	2,755	88,243
Healthpeak Properties, Inc.	7,150	257,328
Hibernia REIT plc (Ireland)	51,610	78,531
Host Hotels & Resorts, Inc.	5,425	88,644
Independence Realty Trust, Inc.	3,795	55,673
Innovative Industrial Properties, Inc.	1,199	107,310
Invitation Homes, Inc.	11,853	373,014
Jernigan Capital, Inc.	9,745	194,803
Kilroy Realty Corp.	658	54,331
Liberty Property Trust	955	59,831
Life Storage, Inc.	485	54,892
Mid-America Apartment Communities, Inc.	765	104,966
National Retail Properties, Inc.	1,745	97,720
Omega Healthcare Investors, Inc.	2,475	103,826
Physicians Realty Trust	8,970	173,570
Plymouth Industrial REIT, Inc.	3,427	63,125
Prologis, Inc.	5,900	547,992

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Public Storage	885	$198,028
Realty Income Corp.	790	61,944
Regency Centers Corp.	1,570	97,403
SBA Communications Corp.	9,830	2,453,175
Simon Property Group, Inc.	1,930	256,980
STAG Industrial, Inc.	4,830	155,719
STORE Capital Corp.	4,195	164,654
Sun Communities, Inc.	1,595	258,661
Sunstone Hotel Investors, Inc.	4,545	57,631
UDR, Inc.	3,803	182,202
UMH Properties, Inc.	3,665	57,907
Urban Edge Properties	5,050	92,870
Ventas, Inc.	2,036	117,803
VEREIT, Inc.	9,765	95,306
Vornado Realty Trust	590	38,804
Welltower, Inc.	2,539	215,586

Total Real Estate		17,308,338

TOTAL COMMON STOCKS (Identified Cost $213,456,573)		253,572,435

CORPORATE BONDS - 10.9%

Non-Convertible Corporate Bonds - 10.9%
Communication Services - 2.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc., 4.25%, 3/1/2027	1,990,000	2,217,853
CenturyLink, Inc., 5.625%, 4/1/2020	50,000	50,187
Verizon Communications, Inc., 5.25%, 3/16/2037	2,720,000	3,534,039

		5,802,079

Interactive Media & Services - 0.4%
Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	1,620,000	1,786,799

Media - 0.9%
Comcast Corp., 3.25%, 11/1/2039	1,690,000	1,795,878
Diamond Sports Group LLC - Diamond Sports Finance Co.[2], 6.625%, 8/15/2027	75,000	70,125
Discovery Communications LLC, 5.20%, 9/20/2047	2,230,000	2,625,754
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	50,000	50,625

		4,542,382

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc., 7.00%, 8/15/2020	115,000	117,036
Sprint Corp., 7.25%, 9/15/2021	50,000	52,438

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services (continued)
Sprint Corp., 7.125%, 6/15/2024	50,000	$51,642

		221,116

Total Communication Services		12,352,376

Consumer Discretionary - 1.2%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	65,000	54,275

Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co.[2], 6.75%, 8/1/2025	55,000	56,650
LGI Homes, Inc.[2], 6.875%, 7/15/2026	100,000	105,625
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	70,000	72,975

		235,250

Internet & Direct Marketing Retail - 1.1%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	1,570,000	1,673,558
Booking Holdings, Inc., 3.60%, 6/1/2026	3,250,000	3,544,601
Photo Holdings Merger Sub, Inc.[2], 8.50%, 10/1/2026	75,000	70,125

		5,288,284

Specialty Retail - 0.0%##
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[2], 12.25%, 11/15/2026	75,000	77,625

Total Consumer Discretionary		5,655,434

Consumer Staples - 0.0% ##
Food & Staples Retailing - 0.0% ##
KeHE Distributors LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	70,000	74,287

Energy - 1.9%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	75,000	71,573
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	55,000	51,150

		122,723

Oil, Gas & Consumable Fuels - 1.9%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	50,000	38,985

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	55,000	$42,773
Bruin E&P Partners LLC[2], 8.875%, 8/1/2023	55,000	35,406
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	75,000	82,876
CVR Energy, Inc.[2], 5.75%, 2/15/2028	50,000	48,950
Energy Transfer Operating LP, 6.50%, 2/1/2042	1,380,000	1,669,296
Enviva Partners LP - Enviva Partners Finance Corp.[2], 6.50%, 1/15/2026	80,000	85,342
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	75,000	75,621
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	105,000	28,875
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	1,650,000	2,202,319
Laredo Petroleum, Inc., 10.125%, 1/15/2028	75,000	66,926
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	50,000	34,375
Moss Creek Resources Holdings, Inc.[2], 7.50%, 1/15/2026	50,000	36,688
NuStar Logistics LP, 6.75%, 2/1/2021	50,000	51,460
Rockies Express Pipeline LLC[2], 5.625%, 4/15/2020	75,000	75,375
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	2,370,000	2,751,826
Whiting Petroleum Corp., 5.75%, 3/15/2021	50,000	46,750
The Williams Companies, Inc., 3.75%, 6/15/2027	1,720,000	1,817,517

		9,191,360

Total Energy		9,314,083

Financials - 2.1%
Banks - 1.9%
Bank of America Corp., 4.00%, 1/22/2025	3,190,000	3,457,643
Citigroup, Inc., 8.125%, 7/15/2039	1,060,000	1,824,507
JPMorgan Chase & Co.[4], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	1,540,000	1,660,741

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc., 4.50%, 7/17/2025	2,190,000	$2,393,743

		9,336,634

Capital Markets - 0.0%##
AG Merger Sub II, Inc.[2], 10.75%, 8/1/2027	80,000	84,800
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	95,000	98,562

		183,362

Consumer Finance - 0.1%
Credit Acceptance Corp.[2], 5.125%, 12/31/2024	55,000	57,475
Navient Corp., 5.00%, 10/26/2020	75,000	76,050
Navient Corp., 6.75%, 6/25/2025	50,000	54,375
SLM Corp., 5.125%, 4/5/2022	105,000	108,412

		296,312

Diversified Financial Services - 0.1%
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	50,000	53,250
Global Aircraft Leasing Co. Ltd. (Cayman Islands) [2,5], 6.50%, 9/15/2024	110,000	112,535
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	80,000	75,800

		241,585

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Starwood Property Trust, Inc., 3.625%, 2/1/2021	75,000	75,281

Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[2], 7.00%, 11/15/2025	85,000	83,300
Radian Group, Inc., 4.875%, 3/15/2027	80,000	84,600

		167,900

Total Financials		10,301,074

Health Care - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc., 4.125%, 6/15/2029	1,540,000	1,666,580

Industrials - 1.5%
Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[2], 4.75%, 2/1/2028	50,000	50,752

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.1%
The ADT Security Corp., 6.25%, 10/15/2021	50,000	$52,918
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	50,000	52,125
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.75%, 4/15/2026	50,000	52,750

		157,793

Construction & Engineering - 0.0% ##
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	25,000	25,062
Tutor Perini Corp.[2], 6.875%, 5/1/2025	125,000	117,500

		142,562

Industrial Conglomerates - 0.4%
General Electric Co.[4,6], (3 mo. LIBOR US + 3.330%), 5.00%	1,980,000	1,970,615

Marine - 0.1%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	130,000	135,235
Borealis Finance LLC[2], 7.50%, 11/16/2022	110,000	106,425
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	125,000	129,844

		371,504

Trading Companies & Distributors - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,030,000	2,224,575
Air Lease Corp., 3.625%, 4/1/2027	1,050,000	1,114,328
Avolon Holdings Funding Ltd. (Ireland)[2], 3.25%, 2/15/2027	1,090,000	1,103,254
Fortress Transportation & Infrastructure Investors LLC[2], 6.50%, 10/1/2025	55,000	58,392

		4,500,549

Total Industrials		7,193,775

Materials - 0.6%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	50,000	52,750

Metals & Mining - 0.6%
Compass Minerals International, Inc.[2], 6.75%, 12/1/2027	80,000	85,682
IAMGOLD Corp. (Canada)[2], 7.00%, 4/15/2025	85,000	87,550

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	80,000	$81,134
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	105,000	102,769
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	105,000	84,525
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	2,360,000	2,375,340
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.50%, 6/15/2025	50,000	48,000

		2,865,000

Total Materials		2,917,750

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.7%
American Tower Corp., 3.80%, 8/15/2029	2,170,000	2,361,473
Crown Castle International Corp., 3.10%, 11/15/2029	500,000	517,708
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	427,000	423,900

		3,303,081

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	80,000	82,800

Total Real Estate		3,385,881

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	245,000	259,205

TOTAL CORPORATE BONDS (Identified Cost $49,911,575)		53,120,445

U.S. TREASURY SECURITIES - 16.3%

U.S. Treasury Bonds - 8.7%
U.S. Treasury Bond, 4.75%, 2/15/2037	7,094,000	10,252,216
U.S. Treasury Bond, 2.50%, 2/15/2045	9,653,000	10,542,886
U.S. Treasury Bond, 3.00%, 5/15/2047	8,560,000	10,328,509
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	6,777,609	7,655,420

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	3,219,312	$3,555,345

Total U.S. Treasury Bonds (Identified Cost $37,803,377)		42,334,376

U.S. Treasury Notes - 7.6%
U.S. Treasury Floating Rate Note[7], (3 mo. US Treasury Bill Yield + 0.300%), 1.856%, 10/31/2021	9,670,000	9,698,561
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	4,484,372	4,480,518
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	5,216,379	5,359,330
U.S. Treasury Note, 2.00%, 8/15/2025	16,875,000	17,441,235

Total U.S. Treasury Notes (Identified Cost $36,758,315)		36,979,644

TOTAL U.S. TREASURY SECURITIES (Identified Cost $74,561,692)		79,314,020

ASSET-BACKED SECURITIES - 3.8%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	584,521	589,609
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[2], 1.99%, 5/15/2029	2,179,703	2,180,952
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[2], 2.12%, 11/15/2029	692,894	693,948
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[2], 2.54%, 1/25/2047	1,704,011	1,725,283
Invitation Homes Trust, Series 2017-SFR2, Class A2,7, (1 mo. LIBOR US + 0.850%), 2.519%, 12/17/2036	487,342	487,190
Invitation Homes Trust, Series 2017-SFR2, Class B2,7, (1 mo. LIBOR US + 1.150%), 2.819%, 12/17/2036	390,000	389,569
Oxford Finance Funding LLC, Series 2020-1A, Class A2[2], 3.101%, 2/15/2028	1,010,000	1,016,391
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	920,000	942,534
Progress Residential Trust, Series 2019-SFR4, Class A2, 2.687%, 10/17/2036	1,200,000	1,215,736

	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	740,139	$746,050
SoFi Consumer Loan Program Trust, Series 2019-3, Class A2, 2.90%, 5/25/2028	964,046	972,417
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	66,879	66,874
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	305,685
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	269,149	269,662
SoFi Professional Loan Program Trust, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	883,098	886,956
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX2, 2.54%, 5/15/2046	880,000	892,425
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	135,409	135,510
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056	783,805	787,798
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,8], 2.75%, 10/25/2056	1,064,124	1,076,845
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,7], (1 mo. LIBOR US + 1.000%), 2.661%, 10/25/2048	945,498	949,612
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	849,340	851,724
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	997,171	1,015,404

TOTAL ASSET-BACKED SECURITIES (Identified Cost $18,025,635)		18,198,174

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.3%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	38,961	39,207
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	2,411,000	2,479,957
CIM Trust, Series 2019-INV1, Class A1[2,8], 4.00%, 2/25/2049	428,469	438,625

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,8], 2.50%, 5/25/2043	479,107	$475,866
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,8], 2.13%, 2/25/2043	448,217	438,307
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	863,667	908,941
Fannie Mae-Aces, Series 2017-M15, Class A1[8], 3.058%, 9/25/2027	1,312,976	1,379,837
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A2, 3.144%, 12/10/2036	1,220,000	1,273,847
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.427%, 8/25/2020	7,518,022	29,928
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.324%, 4/25/2021	8,798,274	95,602
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.635%, 10/25/2021	3,608,001	76,774
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.439%, 12/25/2021	14,720,220	275,567
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.556%, 6/25/2022	10,586,222	300,181
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.294%, 4/25/2023	42,432,950	226,286
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.21%, 5/25/2023	27,294,455	99,510
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	831,830	849,865
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	687,439	703,241
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	75,336,857	182,074
FREMF Mortgage Trust, Series 2013-K713, Class B2,8, 3.313%, 4/25/2046	1,350,000	1,348,523

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2014-K41, Class B2,8, 3.963%, 11/25/2047	1,315,000	$1,419,668
FREMF Mortgage Trust, Series 2014-K715, Class B2,8, 4.112%, 2/25/2046	1,279,000	1,297,177
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,445,128	1,466,458
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	18,060	18,153
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,8], 3.00%, 3/25/2043	315,518	320,504
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043	272,758	279,564
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	435,217	441,557
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,8], 3.50%, 8/25/2047	774,214	788,227
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,8], 3.50%, 12/25/2048	1,034,480	1,053,784
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054	306,273	320,665
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055	476,013	498,718
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056	492,490	514,326
PMT Loan Trust, Series 2013-J1, Class A9[2,8], 3.50%, 9/25/2043	1,014,852	1,043,497
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	349,889	337,137
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	405,794	410,482
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	406,857	413,125
Starwood Retail Property Trust, Series 2014-STAR, Class A2,7, (1 mo. LIBOR US + 1.470%), 3.146%, 11/15/2027	971,430	969,639
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	350,000	350,748

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,7, (1 mo. LIBOR US + 1.050%), 2.726%, 12/15/2033		1,200,000	$1,200,014
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043		544,308	547,509
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,8], 3.50%, 1/20/2045		338,360	346,396
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045		204,587	204,796

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $25,088,740)			25,864,282

FOREIGN GOVERNMENT BONDS - 1.2%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	278,682
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		4,625,000	4,658,990
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,313,000	388,479
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,112,000	164,226
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,057,000	266,760
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	972,000	55,656

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $6,209,509)			5,812,793

U.S. GOVERNMENT AGENCIES - 9.1%

Mortgage-Backed Securities - 9.1%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		32,564	32,960
Fannie Mae, Pool #995233, UMBS, 5.50%, 10/1/2021		940	947
Fannie Mae, Pool #888017, UMBS, 6.00%, 11/1/2021		6,730	6,853
Fannie Mae, Pool #995329, UMBS, 5.50%, 12/1/2021		29,998	30,336
Fannie Mae, Pool #888136, UMBS, 6.00%, 12/1/2021		7,774	7,937
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022		40,005	40,439
Fannie Mae, Pool #990895, UMBS, 5.50%, 10/1/2023		13,763	14,365
Fannie Mae, Pool #AD0462, UMBS, 5.50%, 10/1/2024		9,859	10,326

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033	1,286,023	$1,347,310
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034	530,373	572,719
Fannie Mae, Pool #MA1903, UMBS, 4.50%, 5/1/2034	388,385	419,397
Fannie Mae, Pool #FM1158, UMBS, 3.50%, 6/1/2034	2,019,737	2,107,634
Fannie Mae, Pool #909786, UMBS, 5.50%, 3/1/2037	87,178	97,614
Fannie Mae, Pool #889576, UMBS, 6.00%, 4/1/2038	227,296	261,703
Fannie Mae, Pool #889579, UMBS, 6.00%, 5/1/2038	186,878	215,117
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038	1,417,964	1,478,466
Fannie Mae, Pool #995196, UMBS, 6.00%, 7/1/2038	11,384	13,098
Fannie Mae, Pool #AD0207, UMBS, 6.00%, 10/1/2038	464,187	534,137
Fannie Mae, Pool #AD0220, UMBS, 6.00%, 10/1/2038	17,857	20,550
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039	294,778	330,925
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039	382,420	417,638
Fannie Mae, Pool #AL1595, UMBS, 6.00%, 1/1/2040	229,445	264,150
Fannie Mae, Pool #AL0152, UMBS, 6.00%, 6/1/2040	446,080	513,613
Fannie Mae, Pool #AL0241, UMBS, 4.00%, 4/1/2041	687,727	740,901
Fannie Mae, Pool #AI5172, UMBS, 4.00%, 8/1/2041	505,247	537,105
Fannie Mae, Pool #AL1410, UMBS, 4.50%, 12/1/2041	946,248	1,033,685
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043	560,984	604,193
Fannie Mae, Pool #AS3622, UMBS, 3.50%, 10/1/2044	1,992,140	2,111,689
Fannie Mae, Pool #AX5234, UMBS, 4.50%, 11/1/2044	418,063	447,397
Fannie Mae, Pool #AS4103, UMBS, 4.50%, 12/1/2044	562,417	605,063
Fannie Mae, Pool #AZ9215, UMBS, 4.00%, 10/1/2045	407,081	433,612
Fannie Mae, Pool #BC3490, UMBS, 3.50%, 2/1/2046	1,484,501	1,555,083
Fannie Mae, Pool #BC6764, UMBS, 3.50%, 4/1/2046	578,484	605,552
Fannie Mae, Pool #MA2670, UMBS, 3.00%, 7/1/2046	441,980	456,977

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA2705, UMBS, 3.00%, 8/1/2046	872,896	$900,503
Fannie Mae, Pool #BD6997, UMBS, 4.00%, 10/1/2046	740,130	783,158
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047	519,947	552,298
Fannie Mae, Pool #CA1922, UMBS, 5.00%, 6/1/2048	1,336,852	1,435,993
Fannie Mae, Pool #MA3443, UMBS, 4.00%, 8/1/2048	917,910	959,622
Fannie Mae, Pool #BK9598, UMBS, 4.50%, 8/1/2048	437,812	463,440
Fannie Mae, Pool #CA2219, UMBS, 5.00%, 8/1/2048	865,457	929,696
Fannie Mae, Pool #CA2373, UMBS, 5.00%, 9/1/2048	887,512	951,553
Fannie Mae, Pool #BM5024, UMBS, 3.00%, 11/1/2048	2,454,961	2,525,151
Fannie Mae, Pool #MA3521, UMBS, 4.00%, 11/1/2048	1,866,832	1,950,650
Fannie Mae, Pool #BN0622, UMBS, 4.50%, 1/1/2049	1,516,853	1,605,491
Fannie Mae, Pool #AL8674, 5.642%, 1/1/2049	1,148,429	1,301,854
Fannie Mae, Pool #MA3692, UMBS, 3.50%, 7/1/2049	2,496,476	2,575,426
Fannie Mae, Pool #BO5945, UMBS, 3.50%, 11/1/2049	1,080,196	1,120,193
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	304	304
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	10,135	10,346
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	6,936	7,111
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	6,364	6,585
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	10,566	10,913
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	4,791	4,957
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	374,154	404,227
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	290,359	312,932
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	427,767	462,154
Freddie Mac, Pool #QN0349, UMBS, 3.00%, 8/1/2034	1,277,939	1,317,519
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	97,434	112,061
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	154,043	173,001

	PRINCIPAL AMOUNT3/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	195,547	$219,622
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	416,402	467,258
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	406,372	456,223
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	111,287	126,454
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,037,365	1,130,644
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	445,043	474,633
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	578,781	617,820
Freddie Mac, Pool #ZM2525, UMBS, 3.00%, 12/1/2046	1,186,609	1,223,967
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	883,032	935,628

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $43,429,241)		44,398,878

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 1.50%[9] (Identified Cost $5,904,338)	5,904,338	5,904,338

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Identified Cost $436,587,303)		486,185,365

TOTAL OPTIONS WRITTEN — 0.0%## (Premiums Received $94,248)		(178,829)

TOTAL INVESTMENTS - 99.9%		486,006,536
OTHER ASSETS, LESS LIABILITIES - 0.1%		366,631

NET ASSETS - 100%		$486,373,167

ADR - American Depositary Receipt

CAD - Canadian Dollar

IO - Interest only

LIBOR - London InterBank Offer Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

Investment Portfolio - January 31, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Electronic Arts, Inc.	133	02/21/2020	$121.00	1,435	$(1,330)

Put
Amazon.com, Inc.	9	02/07/2020	1,755.00	1,808	(855)
Activision Blizzard, Inc.	302	02/14/2020	53.00	1,766	(7,550)
Schlumberger Ltd.	448	02/14/2020	36.00	1,501	(147,840)
Electronic Arts, Inc.	156	02/21/2020	103.00	1,684	(12,168)
PayPal Holdings, Inc.	154	02/21/2020	105.00	1,754	(9,086)

					(177,499)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $94,248)					$(178,829)

*Non-income producing security.

## Less than 0.1%.

[1]	A portion of this security is designated as collateral for options contracts written. As of January 31, 2020, the total value of such securities was $11,975,376.
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $43,044,818, or 8.9% of the Series’ net assets as of January 31, 2020.

[3]	Amount is stated in USD unless otherwise noted.
[4]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2020.
[5]	Represents a Payment-In-Kind bond.
[6]	Security is perpetual in nature and has no stated maturity date.
[7]	Floating rate security. Rate shown is the rate in effect as of January 31, 2020.
[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2020.

[9]	Rate shown is the current yield as of January 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$40,568,235	$27,292,009	$13,276,226	$—
Consumer Discretionary	29,138,123	24,053,577	5,084,546	—
Consumer Staples	37,247,042	23,151,896	14,095,146	—
Energy	8,860,712	8,694,680	166,032	—
Financials	23,486,082	21,945,299	1,540,783	—

Investment Portfolio - January 31, 2020

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Health Care	$43,980,853	$37,642,677	$6,338,176	$—
Industrials	9,124,670	5,246,362	3,878,308	—
Information Technology	40,801,832	40,418,877	382,955	—
Materials	3,056,548	2,779,578	276,970	—
Real Estate	17,308,338	17,229,807	78,531	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	123,712,898	—	123,712,898	—
Corporate debt:
Communication Services	12,352,376	—	12,352,376	—
Consumer Discretionary	5,655,434	—	5,655,434	—
Consumer Staples	74,287	—	74,287	—
Energy	9,314,083	—	9,314,083	—
Financials	10,301,074	—	10,301,074	—
Health Care	1,666,580	—	1,666,580	—
Industrials	7,193,775	—	7,193,775	—
Materials	2,917,750	—	2,917,750	—
Real Estate	3,385,881	—	3,385,881	—
Utilities	259,205	—	259,205	—
Asset-backed securities	18,198,174	—	18,198,174	—
Commercial mortgage-backed securities	25,864,282	—	25,864,282	—
Foreign government bonds	5,812,793	—	5,812,793	—
Short-Term Investment	5,904,338	5,904,338	—	—

Total assets	486,185,365	214,359,100	271,826,265	—

Liabilities:
Other financial instruments*:
Equity contracts	(178,829)	(178,829)	—	—

Total liabilities	(178,829)	(178,829)	—	—

Total	$486,006,536	$214,180,271	$271,826,265	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1).

There were no Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.